CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Textual) - USD ($)				1 Months Ended				12 Months Ended
	Sep. 01, 2017	Oct. 12, 2015	Oct. 12, 2015	May 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 19, 2016	Sep. 30, 2017	Sep. 30, 2016
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								68.90%
Common Stock, Par or Stated Value Per Share							$ 1
Stockholders' Equity Note, Stock Split							a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common Stock, Shares Authorized							9,000,000	50,000,000	50,000,000
Stock Issued During Period, Value, New Issues								$ 5,582,099
Private Placement [Member]
Proceeds from Issuance of Private Placement				$ 1,000,000	$ 1,000,000	$ 300,000
Stock Issued During Period, Shares, New Issues				500,000	1,000,000	1,500,000
Shares Issued, Price Per Share				$ 2.00	$ 1.00	$ 0.20
Payments of Stock Issuance Costs				$ 70,000	$ 70,000	$ 21,000
Placement Agent Fee Percentage				7.00%	7.00%	7.00%
IPO [Member]
Stock Issued During Period, Shares, New Issues	1,068,346
Shares Issued, Price Per Share	$ 5.00
Stock Issued During Period, Value, New Issues	$ 5,300,000
Proceeds from Issuance Initial Public Offering	$ 3,400,000
Parent Company [Member]
Number Of Shares Transferred			9,000,000
Due from Related Parties		$ 50,000	$ 50,000					$ 0	$ 50,000
Common Stock, Par or Stated Value Per Share							$ 1	$ 0.001	$ 0.001
Stockholders' Equity Note, Stock Split							a 180 for 1 forward stock split whereby every authorized, issued and outstanding ordinary shares was exchanged for 180 new ordinary shares
Common Stock, Shares Authorized							9,000,000	50,000,000	50,000,000
Parent Company [Member] | Private Placement [Member]
Proceeds from Issuance of Private Placement				$ 1,000,000	$ 1,000,000	$ 300,000
Stock Issued During Period, Shares, New Issues				500,000	1,000,000	1,500,000
Shares Issued, Price Per Share				$ 2.00	$ 1.00	$ 0.20
Payments of Stock Issuance Costs				$ 70,000	$ 70,000	$ 21,000
Placement Agent Fee Percentage				7.00%	7.00%	7.00%
Parent Company [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			45.00%
Parent Company [Member] | WANG Ming Jie [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			20.00%
Parent Company [Member] | WANG Guo Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			20.00%
Parent Company [Member] | WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			10.00%
Parent Company [Member] | WANG Yang Ming [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			5.00%
Parent Company [Member] | ZK International [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			100.00%
Parent Company [Member] | ZK Pipe [Member]
Due from Related Parties								$ 5,581,999
Holding One [Member] | HUANG Jian Cong [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		45.00%						31.00%
Holding One [Member] | WANG Ming Jie [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		20.00%						13.80%
Holding One [Member] | WANG Guo Lin [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		20.00%						13.80%
Holding One [Member] | WANG Jian Di [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		10.00%						6.90%
Holding One [Member] | WANG Yang Ming [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		5.00%						3.40%